FINANCIAL RISK MANAGEMENT - Maturity Analysis of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	$ 3,199	$ 5,598
Interest-bearing liabilities	15,796	18,211
Lease liabilities	539	809
Decommissioning liabilities, other provisions and post-employment benefits	1,317	1,841
Less than 1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	1,477	3,311
Interest-bearing liabilities	1,543	1,517
Lease liabilities	55	96
1-2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	284	275
Interest-bearing liabilities	862	3,887
Lease liabilities	42	79
2-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	410	389
Interest-bearing liabilities	3,999	6,195
Lease liabilities	94	144
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and other	1,028	1,623
Interest-bearing liabilities	9,392	6,612
Lease liabilities	$ 348	$ 490